RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Due to related parties	$ 102,820	$ 25,367
Shareholder [member]
Statement [Line Items]
Due to related parties	0	557
Entity controlled by CFO [Member]
Statement [Line Items]
Due to related parties	1,050	0
United Mineral Services [Member]
Statement [Line Items]
Due to related parties	98,636	15,786
HDSI [Member]
Statement [Line Items]
Due to related parties	$ 3,134	$ 9,024